Supplement dated June 8, 2021
to the Flexible Premium Variable Annuity
VAROOM II Prospectus, dated May 1, 2021,
Issued by National Integrity Life Insurance Company
through its Separate Account I

This supplement provides new and additional information beyond that contained in the prospectus identified above and should be read in conjunction with the prospectus. Please retain this supplement for future reference.

This supplement describes changes to the Guaranteed Lifetime Withdrawal Benefit (GLWB) that will apply to any individual who submits an application to purchase a contract and elects a GLWB Rider on or after June 7, 2021.

Effective immediately, the Separate Account Annual Expenses table set forth in Part 1 – Fees and Expense Tables and Summary of Contract is hereby deleted and replaced with the following table, which reflects changes to the current charges associated with the two GLWB Rider investment strategies:

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

		Maximum Charge	Current Charge
Mortality and Expense Risk Charge		0.75%	0.75%
Other Expenses
Administration Charge	0.35%
Distribution Charge	0.80%
Total Other Expenses		1.15%	1.15%
Total Separate Account Annual Expenses without an Optional Benefit [2]		1.90%	1.90%

Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1		1.50%	1.10% [4]
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2		1.50%	1.30% [5]
Highest Possible Total Separate Account Annual Expenses with an Optional Benefit [2,3,6]		3.40%	3.20%
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2 Assessed daily on the Account Value in the Subaccounts.
3 You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies. Therefore, the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.
4 The annual charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021.
5 The annual charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021.
6 The Highest Possible Total Separate Account Annual Expenses with an Optional Benefit is 2.75% for contract owners that elected the GLWB Rider prior to June 7, 2021.

In addition, in Part 6 – Optional Benefits, the table set forth under “GLWB Rider Charge” that shows the effective annual rates for the GLWB Rider is hereby deleted and replaced with the following:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation [1]	1.10%	3.00%
Strategy 2 – Self Style Allocation [2]	1.30%	3.20%

1 The annual GLWB charge is 0.65%, and the annual GLWB charge with Total Separate Account Expenses is 2.55%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
2 The annual GLWB charge is 0.85%, and the annual GLWB charge with Total Separate Account Expenses is 2.75%, for contract owners that elected the GLWB Rider prior to June 7, 2021.

Any reference in the prospectus to the current charges associated with the two GLWB Rider investment strategies is superseded by the foregoing information.

Further, in Part 6 – Optional Benefits, the table set forth under “Withdrawal Percentage” that describes the Age Based Percentage to be used in the Withdrawal Percentage formula is hereby deleted and replaced with the following:

(A)    is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage for Contract Owners that Elected GLWB Prior to June 7, 2021	Age Based Percentage for Contract Owners that Elected GLWB on or After June 7, 2021
60-64	4.00%	3.50%
65-69	4.50%	4.00%
70-74	5.00%	4.50%
75 and above	5.50%	5.00%

*    The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

All other terms and conditions applicable to the GLWB Rider as described in Section 6 of the prospectus remain the same. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

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For a prospectus, contact our offices in writing at National Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720 or call us at 1-800-433-1778.

NI-79-17097-2106